Servicing Activities and Mortgage Servicing Rights Loan Servicing Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Servicing Activities and Mortgage Servicing Rights
Contractually specified servicing fees, net	$ 33,686	$ 37,563	$ 69,071	$ 75,613	$ 149,065	$ 157,961	$ 114,012
Other ancillary fees	8,247	8,678	17,866	19,005	38,233	50,470	41,012
Other	550	516	1,102	1,015	2,141	2,413	2,660
Loan servicing fee income	$ 42,483	$ 46,757	$ 88,039	$ 95,633	$ 189,439	$ 210,844	$ 157,684